Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year (1)	Summary Compensation Table Total for CEO (2)	Compensation Actually Paid to CEO (3)	Average Summary Compensation Table Total for non-CEO NEOs (2)	Average Compensation Actually Paid to non-CEO NEOs (3)	Value of Initial Fixed $100 Investment Based On: (4) Total Shareholder Return	Net Income ($ Thousands)
2024	2,856,526	(138,316)	1,157,864	378,864	$78.82	7,892
2023	3,521,879	6,671,980	1,295,532	2,280,896	$122.12	550
2022	2,785,447	94,372	1,066,551	369,933	$98.35	550

Named Executive Officers, Footnote
Names of PEO and NEOS by Year:
2024 - PEO: Terrence Moorehead; NEOs: Shane Jones, Dan Norman
2023 - PEO: Terrence Moorehead; NEOs: Shane Jones, Martin Gonzalez
2022 - PEO: Terrence Moorehead; NEOs: Joseph Baty, Shane Jones, Martin Gonzalez

PEO Total Compensation Amount	$ 2,856,526	$ 3,521,879	$ 2,785,447
PEO Actually Paid Compensation Amount	$ (138,316)	6,671,980	94,372
Adjustment To PEO Compensation, Footnote

Adjustments to Calculate Compensation Actually Paid to CEO and Average Compensation Actually Paid to Other NEOs
	2024		2023		2022
Adjustments	PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Summary Compensation Table Total	2,856,526	1,157,864	3,521,879	1,295,532	2,785,447	1,066,551
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(1,456,000)	(488,500)	(1,400,002)	(445,496)	(2,023,328)	(774,188)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	(217,894)	(75,237)	2,253,821	717,189	1,394,221	311,168
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(908,921)	(200,602)	2,118,079	573,649	(1,917,235)	—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—

Adjustments to Calculate Compensation Actually Paid to CEO and Average Compensation Actually Paid to Other NEOs
	2024		2023		2022
Adjustments	PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	39,419	(11,926)	178,203	140,022	(132,123)	(7,015)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(451,446)	(2,735)	—	—	(12,610)	(226,583)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	(138,316)	378,864	6,671,980	2,280,896	94,372	369,933
Amounts presented are averages for the entire group of other NEOs in each respective year.

Non-PEO NEO Average Total Compensation Amount	$ 1,157,864	1,295,532	1,066,551
Non-PEO NEO Average Compensation Actually Paid Amount	$ 378,864	2,280,896	369,933
Adjustment to Non-PEO NEO Compensation Footnote

Adjustments to Calculate Compensation Actually Paid to CEO and Average Compensation Actually Paid to Other NEOs
	2024		2023		2022
Adjustments	PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Summary Compensation Table Total	2,856,526	1,157,864	3,521,879	1,295,532	2,785,447	1,066,551
Adjustments for stock awards and option awards
(Deduct): Aggregate value for stock awards and option awards included in Summary Compensation Table Total for the covered fiscal year	(1,456,000)	(488,500)	(1,400,002)	(445,496)	(2,023,328)	(774,188)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	(217,894)	(75,237)	2,253,821	717,189	1,394,221	311,168
Add (Deduct): Year-over-year change in fair value at covered fiscal year end of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(908,921)	(200,602)	2,118,079	573,649	(1,917,235)	—
Add: Vesting date fair value of awards granted and vested during the covered fiscal year	—	—	—	—	—	—

Adjustments to Calculate Compensation Actually Paid to CEO and Average Compensation Actually Paid to Other NEOs
	2024		2023		2022
Adjustments	PEO	NEOs (1)	PEO	NEOs (1)	PEO	NEOs (1)
Add (Deduct): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	39,419	(11,926)	178,203	140,022	(132,123)	(7,015)
(Deduct): Fair value at end of prior fiscal year of awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	(451,446)	(2,735)	—	—	(12,610)	(226,583)
Add: Dividends or other earnings paid on awards in the covered fiscal year prior to vesting if not otherwise included in the Summary Compensation Table Total for the covered fiscal year	—	—	—	—	—	—
Compensation Actually Paid (as calculated)	(138,316)	378,864	6,671,980	2,280,896	94,372	369,933
Amounts presented are averages for the entire group of other NEOs in each respective year.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 78.82	122.12	98.35
Net Income (Loss)	$ 7,892,000	$ 550,000	$ 550,000
PEO Name	Terrence Moorehead	Terrence Moorehead	Terrence Moorehead
Additional 402(v) Disclosure	Amounts reported in this column represent (i) the total compensation reported in the Summary Compensation Table for the applicable year for Mr. Moorehead and (ii) the average of the total compensation reported in the Summary Compensation Table for the NEOs listed in footnote 1 for each applicable year.
To calculate compensation actually paid, adjustments were made to the amounts reported in the Summary Compensation Table for the applicable year. A reconciliation of the adjustments for Mr. Moorehead and for the average of the other NEOs is set forth in the table below titled "Adjustments to Calculate Compensation Actually Paid to PEO and Average Compensation Actually Paid to Other NEOs."
The following information is provided as a description of the relationship between the information presented in the Pay versus Performance Table above regarding compensation actually paid and each of the results in Total Shareholder Return ("TSR") and Net Income.

We have not historically utilized TSR or Net Income in our executive compensation program. However, we do utilize other corporate performance and financial measures to align executive compensation with our short- and long- term performance and our shareholder interests. Our compensation program supports a pay-for-performance philosophy, aligns with shareholder value creation and maintains a level of compensation that allows us to attract and retain the best available executive team. As described in the Narrative Discussion of Compensation Policies section above, part of our executive compensation program focuses annual corporate goals and objectives in addition to equity awards that incentivize long term value creation.
The most common and important measures we used to link executive compensation actually paid to our performance are:
•Annual Corporate Revenue
•Adjusted EBITDA

As demonstrated in the graphs below, the amount of compensation actually paid to Mr. Moorehead and the average amount of compensation actually paid to our NEOs as a group, excluding Mr. Moorehead, is generally aligned with our profitability over the two years presented as measured based on TSR and Net Income.

Measure:: 3
Pay vs Performance Disclosure
Non-GAAP Measure Description	Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2021 in our common stock. Historical stock price performance is not necessarily indicative of future stock price performance.

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,456,000)	$ (1,400,002)	$ (2,023,328)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(217,894)	2,253,821	1,394,221
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(908,921)	2,118,079	(1,917,235)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	39,419	178,203	(132,123)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(451,446)	0	(12,610)
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0
Non-PEO NEO | Measure:: 1
Pay vs Performance Disclosure
Name	Annual Corporate Revenue
Non-PEO NEO | Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (488,500)	(445,496)	(774,188)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(75,237)	717,189	311,168
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(200,602)	573,649	0
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,926)	140,022	(7,015)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,735)	0	(226,583)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0